Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Fair Value Measurements [Abstract]
Restricted cash, Book value	$ 237,325		$ 222,464
Derivative assets, Book value	21,050		55,211
Cash and cash equivalents, Book value	411,081		404,450	[1],[2]	182,617	[1],[2]	193,563
Assets, Book value	669,456		682,125
Debt, Book value	6,111,165	[3]	6,566,163
Derivative liabilities, Book value	27,159		55,769
Liabilities, Book value	6,138,324		6,621,932
Restricted cash, Fair value	237,325		222,464
Derivative assets, Fair value	21,050		55,211
Cash and cash equivalents, Fair value	411,081		404,450
Assets, Fair value	669,456		682,125
Debt, Fair value	5,710,399		6,177,381
Derivative liabilities, Fair value	27,159		55,769
Liabilities, Fair value	$ 5,737,558		$ 6,233,150

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha.
[2]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).
[3]	As of December 31, 2011, we remain in compliance with the respective financial covenants across the Company's various debt obligations.